TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
TRADE AND OTHER RECEIVABLES

4.    TRADE AND OTHER RECEIVABLES

The following table presents GFL’s trade and other receivables for the periods indicated:

	December 31, 2022	December 31, 2021
Trade	$1,067.7	$865.3
Holdbacks	3.5	85.9
Unbilled revenue	68.1	203.6
Expected credit losses	(21.2)	(20.1)
	$1,118.1	$1,134.7

Trade receivables disclosed above include amounts that are past due at the end of the reporting period for which GFL has not recognized an expected credit loss as there has not been a significant change in credit quality and the amounts are still considered recoverable.